PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Prepayments And Other Current Assets
PREPAYMENTS AND OTHER CURRENT ASSETS

NOTE 4 – PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following as of December 31, 2021 and 2020:

	2021	2020
Prepayments (including $1,813,904 and $298,383 to related parties as of December 31, 2021 and 2020, respectively)	$2,169,095	$376,746
Other current assets	7,618	7,062
Prepayments and other current assets	$2,176,713	$383,808

Balance of prepayments represented the advanced payments to suppliers including related party suppliers.